Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Net income	$ 331		$ 286		$ 186
Retirement benefit plans, net of tax
Actuarial gain (loss) arising during the period (net of income tax of $46, $16 and $47)	66		(17)		(71)
Prior service costs arising during the period (net of income tax of $1)			1
Reclassification of actuarial losses to net benefit cost (net of income tax of $10, $9 and $7)	15		13		9
Reclassification of prior service costs to net benefit cost (net of income tax of $2, $2 and $3)	(3)		(2)		(3)
Retirement benefit plans, net	78		(5)	[1]	(65)	[1]
Cash flow hedges, net of tax
Net derivative instrument gains (losses) arising during the period (net of income tax of $1 and $2)	1	[1]	(2)		(5)
Reclassification of realized derivative losses to net income (net of income tax of $1, $3 and $1)	3	[1]	6		3
Cash flow hedges, net	4		4	[1]	(2)	[1]
Other comprehensive income (loss), net of tax	82		(1)	[1]	(67)	[1]
Comprehensive income	413		285		119
Less comprehensive income attributable to noncontrolling interest	18		15		14
Comprehensive income from continuing operations attributable to AGL Resources Inc.	$ 395		$ 270		$ 105

[1]	All amounts are net of income taxes. Amounts in parentheses indicate debits to accumulated other comprehensive loss.